Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001318342
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Apr. 29, 2020
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2020
Prospectus Date	rr_ProspectusDate	May 01, 2020
Robinson Opportunistic Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Robinson Opportunistic Income Fund (the “Fund”) is to seek total return with an emphasis on providing current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Fund or if you invest $250,000 or more in Class T shares in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled “Choosing a Share Class” and in “APPENDIX A – Waivers and Discounts Available from Intermediaries and Conversion Policies” of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 114% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	114.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Fund or if you invest $250,000 or more in Class T shares in a single transaction.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class T shares are estimated for the current fiscal year, based on current expenses for the existing share classes.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund pursues its investment objective by investing primarily in publicly traded closed-end registered investment companies (“closed-end funds” or “CEFs”) which are income-producing securities due to the CEFs’ underlying holdings, such as senior bank loans, corporate bonds and preferred/convertible equities which generate income. In addition, when, in the opinion of Robinson Capital Management, LLC (“Robinson” or the “Sub-Advisor”), the Fund’s sub-advisor, the risk/reward profile for CEF securities appears unfavorable, or when CEF price valuations are not attractive, the Fund may purchase shares of open-end registered investment companies (“Mutual Funds”) or exchange-traded funds (“ETFs”) that invest primarily in income-producing securities, or exchange-traded notes (“ETNs”). ETNs are unsecured debt securities issued by a bank that are linked to the total return of a market index. The Fund may also invest in ETNs, ETFs or Mutual Funds as “placeholders” for asset classes in which the Sub-Advisor seeks to invest but has yet to identify attractive CEFs. The CEFs, ETFs and Mutual Funds in which the Fund invests invest primarily in below investment grade securities (also referred to as “junk bonds”), with an average rating of B+ to BB by Standard & Poor’s or B1 to Ba2 by Moody’s. The Fund does not require a minimum or maximum average maturity for the underlying holdings in the CEFs, ETFs or Mutual Funds in which the Fund invests. The ETNs in which the Fund may invest will primarily provide exposure to indices or asset classes in which the Fund would otherwise invest through CEFs, ETFs or Mutual Funds. In addition, the Fund will implement tactical trading strategies, as described further below, to attempt to enhance the portfolio’s total return or to mitigate against certain risks. The Fund may utilize carefully weighted long and short ETFs, ETNs, options, futures and credit default swap positions to attempt to mitigate against equity, interest rate, credit, currency and volatility risks.

The Sub-Advisor’s portfolio construction process involves using proprietary real-time models to first analyze and rank CEFs to build expected return and risk profiles. The Sub-Advisor then uses value oriented analysis to weigh the costs and benefits of the CEFs, and quantify the CEFs’ exposure to various risks.

The Sub-Advisor seeks to select CEFs that trade at discounts to the true market values of the CEFs underlying holdings by identifying quantifiable (or “rational”) factors that could contribute to a deviation between a CEF’s market capitalization (i.e., the aggregate market price of its total outstanding shares) and the true market value of the assets the CEF holds. Such factors include the CEFs’ historical performance, fund expenses, dividend distribution yield, unrealized capital gains, investor trading to harvest short term losses, cost and use of leverage, liquidity, and governance. The Sub-Advisor’s proprietary valuation model seeks to quantify each of these factors and adds them to (or if the factors have a negative impact, subtracts them from) a CEF’s underlying market value. The resulting valuation is what the Sub-Advisor considers the fair market value for the CEF. The calculated fair market value per fund share is then compared to the actual price at which the CEF’s shares are currently trading. The Sub-Advisor believes that any difference can be attributed to “irrational” explanations. If the Sub-Advisor’s determination of a CEF’s fair market value is greater than the CEF’s actual market price, the Sub-Advisor considers the difference to be the CEF’s discount. Conversely, if the Sub-Advisor’s determination of a CEF’s fair market value is lower than the actual market price, the Sub-Advisor considers the difference to be the CEF’s premium.

The Sub-Advisor then analyzes the data according to its own proprietary model to determine a rating of the discount or premium. The analysis includes how under/overvalued a CEF is relative to its history, how under/overvalued a CEF is relative to other CEFs in the same asset class, how under/overvalued the asset class is relative to its history, and how under/overvalued the asset class is to other asset classes.

The Sub-Advisor may utilize a number of tactical trading strategies to seek to unlock its estimate of the value of the premiums/discounts in the CEFs. The Sub-Advisor’s tactical trading strategies include rotating Fund portfolio holdings to the CEFs the Sub-Advisor believes are the most undervalued, short selling those CEFs that the Sub-Advisor believes are the most overvalued, opportunistic trading due to temporary price dislocations, participating in tender offers of CEF shares, arbitrage opportunities for CEF mergers, buying a CEF that the Sub-Advisor believes is undervalued and pairing it with a short position in another CEF, and tax-related rebalancing trades.

The Sub-Advisor may invest Fund assets in long positions in ETNs, ETFs or Mutual Funds when in its opinion, CEF price valuations are not attractive, the risk/reward profile for CEFs appears unfavorable, or as “placeholders” for asset classes in which the Sub-Advisor seeks to invest but has yet to identify attractive CEFs. The Fund will invest in those ETFs, Mutual Funds, and/or ETNs that the Sub-Advisor believes offer the most attractive diversification and liquidity characteristics for the asset class. The analysis of ETNs requires additional credit analysis to assure the solvency of the issuer.

To attempt to hedge against equity, interest rate, credit, currency and volatility risks, the Sub-Advisor may seek opportunities arising from what it believes are distortions in the relative valuations of equity, debt and convertible securities. Individual asset classes may become over- or under-valued relative to other asset classes over time. To execute this strategy, the Fund may buy one class of securities, while taking a short position in another class of securities. The Fund may utilize carefully weighted long and short ETFs, ETNs, options, futures and credit default swap positions in connection with this strategy.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

•	Market Turbulence Resulting from COVID-19. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, including the United States, the financial health of consumers, borrowers, individual companies, individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance, and the performance, liquidity, credit quality and financial underpinnings of the securities in which the Fund invests, and may lead to losses on your investment in the Fund.

•	Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular issuer, company, or asset class, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for individual consumers and borrowers, credit markets and corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular issuer, borrower, industry or industries, such as increased unemployment, declining wages and property values, labor shortages or increased production costs and competitive conditions within an industry.

•	High Yield (“Junk”) Bond Risk. The CEFs, Mutual Funds and ETFs in which the Fund invests invest primarily in high yield bonds. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

•	CEFs Risk. The Fund invests in shares of CEFs. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs. There can be no guarantee that shares of a CEF held by the Fund will not trade at a persistent and ongoing discount.

•	Management and Strategy Risk. The evaluation and selection of the Fund’s investments depend on the judgment of the Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, issuer, sector or region, which may prove to be incorrect.

•	Short Sales Risk. The Fund and the CEFs, Mutual Funds and ETFs held by the Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise, and thus, the Fund may experience a loss. Furthermore, until the Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale. In addition, the Fund will incur certain transaction fees associated with short selling.

•	Derivatives Risk. The Fund and the CEFs, Mutual Funds and ETFs held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index. Major types of derivatives include futures, options, swaps and forward contracts. Derivative instruments involve risks different from direct investments in the underlying assets, including imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

•	Futures Risk. Use of futures contracts by the Fund or the CEFs, Mutual Funds and ETFs held by the Fund may cause the value of the Fund’s shares to be more volatile. The Fund’s use of futures contracts (and related options) expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the futures and the price of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the Fund’s initial investment in such contracts. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid, and as a result, the Fund may be unable to close out its futures contracts at a time that is advantageous.

•	Leveraging Risk. The CEFs, Mutual Funds and ETFs in which the Fund invests may be leveraged as a result of borrowing or other investment techniques. As a result, the Fund will be exposed indirectly to leverage through its investment in a CEF, Mutual Fund or ETF that utilizes leverage. An investment in securities of a CEF, Mutual Fund or ETF that uses leverage may expose the Fund to higher volatility in the market value of such securities than would otherwise be the case and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Fund’s shares) will be diminished. Certain Fund transactions, including taking short positions in financial instruments, will give rise to a form of leverage. The use of leverage, such as entering into futures contracts, options, and short sales, may magnify the Fund’s gains or losses, and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

•	Fixed Income Securities Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests invest primarily in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

•	Interest Rate Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests invest primarily in fixed income securities. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the underlying CEF’s, Mutual Fund’s and ETF’s investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

•	ETF and Mutual Fund Risk. Investing in ETFs or Mutual Funds will provide the fund with exposure to the risks of owning the underlying securities the ETFs or Mutual Funds hold. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF or a Mutual Fund, if the Mutual Fund is an index fund, may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF or Mutual Fund, the temporary unavailability of certain index securities in the secondary market, or discrepancies between the ETF or Mutual Fund and the index with respect to the weighting of securities or the number of securities held. It may be more expensive for the Fund to invest in an ETF or Mutual Fund than to own the portfolio securities of these investment vehicles directly. Investing in ETFs and Mutual Funds, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other Mutual Funds, and thus will be more susceptible to negative events affecting those sectors.

•	ETN Risk. The Fund may invest in ETNs, which are debt securities that combine certain aspects of ETFs and bonds. ETNs are not investment companies and thus are not regulated under the Investment Company Act of 1940, as amended (the "1940 Act"). Investing in ETNs exposes the Fund to the credit risk of the issuer. ETNs, like ETFs, are traded on stock exchanges and generally track specified market indices, and their value depends on the performance of the underlying index and the credit rating of the issuer. ETNs may be held to maturity, but unlike bonds there are no periodic interest payments and principal is not protected. ETNs may be less liquid despite being traded on exchanges and they may have large bid and ask spreads. ETNs may at times trade at a premium or discount to their indicative value.

•	Tax Risk. There is no guarantee that all distributions from the Fund to shareholders will be characterized as income for U.S. federal income tax purposes. For example, a portion of the distributions to shareholders may be characterized as return of capital or capital gains due to the nature of the distributions from the underlying CEFs, Mutual Funds and ETFs held by the Fund. Also, the Fund’s opportunistic trading strategies may result in a portion of the Fund’s distributions to shareholders being characterized as capital gains.

•	Liquidity Risk. There can be no guarantee that an active market in ETNs or shares of CEFs and ETFs held by the Fund will exist. The Fund may not be able to sell CEF or ETF shares at a price equal to the net asset value per share (“NAV”) of the CEF or ETF. While the Fund seeks to take advantage of differences between the NAV of CEF and ETF shares and any secondary market premiums or discounts, the Fund may not be able to do so. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets.

•	Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

•	Options Risk. Purchasing and writing options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

•	Swaps Risk. The Fund or the CEFs, Mutual Funds and ETFs held by the Fund may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or “swaps.” Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value. Swaps may also be considered illiquid.

•	Bank Loan Risk. The CEFs, Mutual Funds and ETFs held by the Fund may invest in secured and unsecured participations in bank loans and assignments of such loans. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the CEFs, Mutual Funds and ETFs will depend primarily upon the creditworthiness of the borrower for payment of principal and interest which will expose investors to the credit risk of both the financial institution and the underlying borrower. The CEFs, Mutual Fund and ETFs held by the Fund may invest in loan participations that are rated by a nationally recognized statistical rating organization or are unrated, and may invest in loan participations of any credit quality, including “distressed” companies with respect to which there is a substantial risk of losing the entire amount invested. Bank loans may not be considered securities under U.S. federal securities law and, as a result, investments in them by the CEFs, Mutual Funds and ETFs held by the Fund may not have the protection of federal securities laws.

•	LIBOR Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests may invest in securities, such as senior bank loans, that use a floating rate based on the London Interbank Offered Rate (“LIBOR”). In July 2017, the Financial Conduct Authority, the United Kingdom’s financial regulatory body, announced that after 2021 it will cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. The future publication and utilization of LIBOR, and the nature of any replacement rate, is uncertain. Therefore, the potential effect of a transition away from LIBOR on the Fund or the underlying CEFs, Mutual Funds and ETFs in which the Fund invests cannot yet be determined.

•	Convertible Securities Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests may invest in convertible securities. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are typically issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

•	Preferred Stock Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests may invest in preferred stock. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Class T Shares were not offered during the periods shown and therefore no performance for Class T Shares is provided. Updated performance information is available at the Fund’s website, www.libertystreetfunds.com, or by calling the Fund at (800) 207-7108. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 207-7108
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.libertystreetfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) – Institutional Class Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Institutional Class Shares
Highest Calendar Quarter Return at NAV	8.41%	Quarter Ended 03/31/2019
Lowest Calendar Quarter Return at NAV	(5.73)%	Quarter Ended 12/31/2018

The year-to-date return for the Fund as of March 31, 2020 was (22.17)%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for Periods Ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.
Robinson Opportunistic Income Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RBNAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%	[1]
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Wire Fee	imst_WireFee	$ 20
Overnight Check Delivery Fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.05%
Dividends and interest expense in short sales	rr_Component2OtherExpensesOverAssets	0.02%
All other expenses	rr_Component3OtherExpensesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.77%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.81%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.93%	[4]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	3.43%	[4],[5]
One Year	rr_ExpenseExampleYear01	$ 756
Three Years	rr_ExpenseExampleYear03	1,529
Five Years	rr_ExpenseExampleYear05	2,318
Ten Years	rr_ExpenseExampleYear10	$ 4,366
1 Year	rr_AverageAnnualReturnYear01	10.91%
Since Inception	rr_AverageAnnualReturnSinceInception	6.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Robinson Opportunistic Income Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RBNCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Wire Fee	imst_WireFee	$ 20
Overnight Check Delivery Fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.05%
Dividends and interest expense in short sales	rr_Component2OtherExpensesOverAssets	0.02%
All other expenses	rr_Component3OtherExpensesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.77%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.81%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.68%	[4]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	4.18%	[4],[5]
One Year	rr_ExpenseExampleYear01	$ 521
Three Years	rr_ExpenseExampleYear03	1,366
Five Years	rr_ExpenseExampleYear05	2,319
Ten Years	rr_ExpenseExampleYear10	4,728
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	420
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,366
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,319
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,728
1 Year	rr_AverageAnnualReturnYear01	14.01%
Since Inception	rr_AverageAnnualReturnSinceInception	7.31%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Robinson Opportunistic Income Fund | Class T Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RBNDX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Fee	imst_WireFee	$ 20
Overnight Check Delivery Fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.05%
Dividends and interest expense in short sales	rr_Component2OtherExpensesOverAssets	0.02%
All other expenses	rr_Component3OtherExpensesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.77%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.81%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.93%	[4]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	3.43%	[4],[5]
One Year	rr_ExpenseExampleYear01	$ 587
Three Years	rr_ExpenseExampleYear03	1,374
Five Years	rr_ExpenseExampleYear05	2,177
Ten Years	rr_ExpenseExampleYear10	$ 4,263
Robinson Opportunistic Income Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RBNNX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Fee	imst_WireFee	$ 20
Overnight Check Delivery Fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.05%
Dividends and interest expense in short sales	rr_Component2OtherExpensesOverAssets	0.02%
All other expenses	rr_Component3OtherExpensesOverAssets	0.70%
Other expenses	rr_OtherExpensesOverAssets	0.77%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.81%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.68%	[4]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[5]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	3.18%	[4],[5]
One Year	rr_ExpenseExampleYear01	$ 321
Three Years	rr_ExpenseExampleYear03	1,080
Five Years	rr_ExpenseExampleYear05	1,860
Ten Years	rr_ExpenseExampleYear10	$ 3,900
Annual Return 2016	rr_AnnualReturn2016	18.46%
Annual Return 2017	rr_AnnualReturn2017	5.93%
Annual Return 2018	rr_AnnualReturn2018	(5.26%)
Annual Return 2019	rr_AnnualReturn2019	16.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(22.17%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.73%)
1 Year	rr_AverageAnnualReturnYear01	16.13%
Since Inception	rr_AverageAnnualReturnSinceInception	8.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Robinson Opportunistic Income Fund | After Taxes on Distributions | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	13.39%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.52%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015	[6]
Robinson Opportunistic Income Fund | After Taxes on Distributions and Sales | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	9.56%	[6]
Since Inception	rr_AverageAnnualReturnSinceInception	5.30%	[6]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015	[6]
Robinson Opportunistic Income Fund | Bloomberg Barclays Short-Intermediate 1-10 Years Municipal Bond Index (Reflects No Deductions for Fees, Expenses or Taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.74%
Since Inception	rr_AverageAnnualReturnSinceInception	4.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
Robinson Tax Advantaged Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the Robinson Tax Advantaged Income Fund (the “Fund”) is to seek total return with an emphasis on providing current income, a substantial portion of which will be exempt from federal income taxes.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Fund or if you invest $250,000 or more in Class T shares in a single transaction. More information about these fees and other discounts is available from your financial professional and in the section titled “Choosing a Share Class” and in “APPENDIX A – Waivers and Discounts Available from Intermediaries and Conversion Policies” of the Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Fund or if you invest $250,000 or more in Class T shares in a single transaction.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class T shares are estimated for the current fiscal year, based on current expenses for the existing share classes.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the Fund’s contractual fee waiver and/or expense reimbursement only for the term of the contractual fee waiver and/or expense reimbursement.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund pursues its investment objective by investing primarily in closed-end registered investment companies (“closed-end funds” or “CEFs”) that invest primarily in municipal bonds. Municipal bonds are debt obligations issued by the states, possessions, or territories of the United States (including the District of Columbia) or a political subdivision, public instrumentality, agency, public authority or other governmental unit of such states, possessions, or territories (e.g., counties, cities, towns, villages, districts and authorities). In addition, when, in the opinion of Robinson Capital Management, LLC (“Robinson” or the “Sub-Advisor”), the Fund’s sub-advisor, the risk/reward profile for CEF securities appears unfavorable, or when CEF price valuations are not attractive, the Fund may, but is not required to, purchase shares of open-end registered investment companies (“Mutual Funds”) or Exchange-Traded Funds (“ETFs”) that invest primarily in municipal bonds.

The Fund expects a substantial portion of the income generated by the municipal bonds in which the CEFs, Mutual Funds and ETFs invest will be exempt from federal income taxes (“tax advantaged income”). A portion of the income generated by these municipal bonds, however, may be subject to the alternative minimum tax. As a result, the CEFs’, Mutual Funds’ and ETFs’ distributions to investors are expected to consist primarily of tax advantaged income, and a substantial portion of the income distributed to the Fund and Fund shareholders is also expected to consist primarily of such tax advantaged income. The CEFs, Mutual Funds and ETFs in which the Fund invests invest primarily in investment grade municipal bonds, with an average rating of at least Baa3 or higher by Moody’s or BBB- or higher by Standard & Poor’s or Fitch Ratings. Certain Mutual Funds and ETFs in which the Fund may choose to invest may have exposure to municipal bonds that are rated below investment grade (“junk bonds”). Typically, the Sub-Advisor expects to limit the Fund’s exposure to junk bonds held by the underlying CEFs, Mutual Funds, and ETFs to no more than 15% of the market value of the Fund’s portfolio. There is no minimum or maximum average maturity for the underlying municipal bond holdings in the CEFs, Mutual Funds and ETFs in which the Fund invests. To seek to hedge against interest rate risk and mitigate the Fund’s exposure to duration risk, the Sub-Advisor may use short positions and invest in short-term investments and derivatives such as options, futures contracts, options on futures contracts, and swaps. Primarily the Sub-Advisor anticipates using short positions on U.S. Treasury futures contracts (generally 2-year note, 5-year note, 10-year note and 30-year bond contracts) for those purposes. The Sub-Advisor may also use options on municipal bond ETFs, interest rate swaps, and the purchase of credit default swaps. Typically, the Sub-Advisor expects to limit these positions to no more than 10% of the market value of the Fund’s portfolio.

Whether analyzing CEFs, Mutual Funds or ETFs, the Sub-Advisor looks through to the underlying holdings of the funds. Holdings are analyzed across a variety of risk and return metrics including interest rate risk, call risk, credit quality, yield to maturity and yield to worst, to ensure the holdings are consistent with the Fund’s policies.

For the CEFs, the Sub-Advisor’s portfolio construction process involves using proprietary real-time models to first analyze and rank CEFs to build expected return and risk profiles. The Sub-Advisor then uses value oriented analysis to weigh the costs and benefits of the CEFs, and quantify the CEFs’ exposure to various risks.

The Sub-Advisor seeks to select CEFs that trade at discounts to the true market values of the CEFs’ municipal bond holdings by identifying quantifiable (or “rational”) factors that could contribute to a deviation between a CEF’s market capitalization (i.e., the aggregate market price of its total outstanding shares) and the true market value of the municipal bonds that the CEF holds. Such factors include the CEFs’ historical performance, fund expenses, dividend distribution yield, unrealized capital gains, investor trading to harvest short term losses, cost and use of leverage, liquidity, and governance. The Sub-Advisor’s proprietary valuation model seeks to quantify each of these factors and adds them to (or if the factors have a negative impact, subtracts them from) a CEF’s underlying market value. The resulting valuation is what the Sub-Advisor considers the fair market value for the CEF. The calculated fair market value per fund share is then compared to the actual price at which the CEF’s shares are currently trading. The Sub-Advisor believes that any difference can be attributed to “irrational” explanations. If the Sub-Advisor’s determination of a CEF’s fair market value is greater than the CEF’s actual market price, the Sub-Advisor considers the difference to be the CEF’s discount. Conversely, if the Sub-Advisor’s determination of a CEF’s fair market value is lower than the actual market price, the Sub-Advisor considers the difference to be the CEF’s premium.

The Sub-Advisor then analyzes the data according to its own proprietary model to determine a rating of the discount or premium. The analysis includes how under/overvalued a CEF is relative to its history, how under/overvalued a CEF is relative to other CEFs in the same asset class, how under/overvalued the asset class is relative to its history, and how under/overvalued the asset class is to other asset classes.

The Sub-Advisor may utilize a number of trading techniques to seek to unlock its estimate of the value of the premiums/discounts in the CEFs that invest in municipal bonds. This may lead to active and frequent trading of the Fund’s securities. The Sub-Advisor’s techniques include rotating Fund portfolio holdings to the CEFs the Sub-Advisor believes are the most undervalued, short selling those CEFs that the Sub-Advisor believes are the most overvalued, opportunistic trading due to temporary price dislocations, participating in tender offers of CEF shares, arbitrage opportunities for CEF mergers, buying a CEF that the Sub-Advisor believes is undervalued and pairing it with a short position in another CEF, and tax-related rebalancing trades. The Fund may engage in frequent and active trading.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Risk is inherent in all investing and you could lose money by investing in the Fund. A summary description of certain principal risks of investing in the Fund is set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective.

•	Market Turbulence Resulting from COVID-19. An outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has negatively affected the worldwide economy, as well as the economies of individual countries, including the United States, the financial health of consumers, borrowers, individual companies and the market in general in significant and unforeseen ways. The future impact of COVID-19 is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance, and the performance, liquidity, credit quality and financial underpinnings of the securities in which the Fund invests, and may lead to losses on your investment in the Fund.

•	Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular issuer, company, or asset class, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for individual consumers and borrowers, credit markets and corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. In addition, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. The market value of a security or instrument also may decline because of factors that affect a particular issuer, borrower, industry or industries, such as increased unemployment, declining wages and property values, labor shortages or increased production costs and competitive conditions within an industry.

•	Municipal Bonds Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests invest primarily in municipal bonds. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest. Political changes and uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders can significantly affect municipal bonds. If the Internal Revenue Service (the “IRS”) determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become subject to regular federal income tax, possibly retroactively to the date the security was issued, the security could significantly decline in value, and a portion of the distributions to shareholders of the Fund could be recharacterized as taxable.

•	CEFs Risk. The Fund invests in shares of CEFs. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. The Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs. There can be no guarantee that shares of a CEF held by the Fund will not trade at a persistent and ongoing discount.

•	U.S. Treasury Futures Contracts Hedge Risk. The Sub-Advisor, as it deems appropriate intends to hedge against interest rate risk by short selling U.S. Treasury futures contracts. To the extent the Fund holds such short positions, should market conditions cause U.S. Treasury prices to rise, the Fund’s portfolio could experience a loss; and should U.S. Treasury prices rise at the same time municipal bond and/or closed-end municipal bond fund prices fall, these losses will be greater than if the hedging strategy had not been in place. The hedging strategy depends on market conditions and the judgment of the Sub-Advisor, and there is no guarantee that the success of the hedging strategy will be successful in mitigating interest rate risk or preventing losses to the Fund’s portfolio.

•	Management and Strategy Risk. The evaluation and selection of the Fund’s investments depend on the judgment of the Fund’s Sub-Advisor about the quality, relative yield, value or market trends affecting a particular security, issuer, sector or region, which may prove to be incorrect.

•	Leveraging Risk. The CEFs, Mutual Funds and ETFs in which the Fund invests may be leveraged as a result of borrowing or other investment techniques. As a result, the Fund will be exposed indirectly to leverage through its investment in a CEF, Mutual Fund or ETF that utilizes leverage. An investment in securities of a CEF, Mutual Fund or ETF that uses leverage may expose the Fund to higher volatility in the market value of such securities than would otherwise be the case and the possibility that the Fund’s long-term returns on such securities (and, indirectly, the long-term returns of the Fund’s shares) will be diminished. Certain Fund transactions, including taking short positions in financial instruments, will give rise to a form of leverage. The use of leverage, such as entering into futures contracts, options, and short sales, may magnify the Fund’s gains or losses and make the Fund more volatile. Leverage creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have had, potentially resulting in the loss of all assets. The Fund may also have to sell assets at inopportune times to satisfy its obligations in connection with such transactions.

•	Fixed Income Securities Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests invest primarily in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower rated securities are more volatile than shorter-term and higher rated securities.

•	Interest Rate Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests invest primarily in fixed income securities. Generally fixed income securities decrease in value if interest rates rise and increase in value if interest rates fall, with longer-term securities being more sensitive than shorter-term securities. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Generally, the longer the maturity and duration of a bond or fixed rate loan, the more sensitive it is to this risk. Falling interest rates also create the potential for a decline in the Fund’s income. Changes in governmental policy, rising inflation rates, and general economic developments, among other factors, could cause interest rates to increase and could have a substantial and immediate effect on the values of the underlying CEF’s, Mutual Fund's and ETF's investments. In addition, a potential rise in interest rates may result in periods of volatility and increased redemptions that might require the Fund to liquidate portfolio securities at disadvantageous prices and times.

•	Tax Risk. There is no guarantee that the Fund’s income will be exempt from regular federal income taxes. Events occurring after the date of issuance of a municipal bond or after a CEF’s, Mutual Fund’s or ETF’s acquisition of a municipal bond may result in a determination that interest on that bond is includible in gross income for federal income tax purposes retroactively to its date of issuance. Such a determination may cause a portion of prior distributions by the Fund to its shareholders to be taxable to those shareholders in the year of receipt. Federal or state changes in income or alternative minimum tax rates or in the tax treatment of municipal bonds may make municipal bonds less attractive as investments and cause them to decline in value. There is no guarantee that all distributions from the Fund to shareholders will be characterized as exempt-interest dividends for U.S. federal income tax purposes. For example, as a result of the nature of the distributions from the underlying CEFs, Mutual Funds and ETFs held by the Fund, a portion of the Fund’s distributions to shareholders may be characterized as return of capital or capital gains. The Fund’s opportunistic trading strategies may also result in a portion of the Fund’s distributions to shareholders being characterized as capital gains.

•	Portfolio Turnover Risk. Active and frequent trading of the Fund’s portfolio securities may lead to higher transaction costs and may result in a greater number of taxable transactions than would otherwise be the case, which could negatively affect the Fund’s performance. A high rate of portfolio turnover is 100% or more.

•	ETF and Mutual Fund Risk. Investing in ETFs or Mutual Funds will provide the Fund with exposure to the risks of owning the underlying securities the ETFs or Mutual Funds hold. Shares of ETFs typically trade on securities exchanges and may at times trade at a premium or discount to their net asset values. In addition, an ETF or a Mutual Fund, if the Mutual Fund is an index fund, may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF or Mutual Fund, the temporary unavailability of certain index securities in the secondary market, or discrepancies between the ETF or Mutual Fund and the index with respect to the weighting of securities or the number of securities held. It may be more expensive for the Fund to invest in an ETF or Mutual Fund than to own the portfolio securities of these investment vehicles directly. Investing in ETFs and Mutual Funds, which are investment companies, involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other Mutual Funds, and thus will be more susceptible to negative events affecting those sectors.

•	High Yield (“Junk”) Bond Risk. The underlying CEFs, Mutual Funds and ETFs in which the Fund invests may invest in high yield bonds. High yield bonds are debt securities rated below investment grade (often called “junk bonds”). Junk bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Entities issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

•	Liquidity Risk. There can be no guarantee that an active market in shares of CEFs and ETFs held by the Fund will exist. The Fund may not be able to sell CEF or ETF shares at a price equal to the net asset value per share (“NAV”) of the CEF or ETF. While the Fund seeks to take advantage of differences between the NAV of CEF or ETF shares and any secondary market premiums or discounts, the Fund may not be able to do so. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an asset to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. In addition, the reduction in dealer market-making capacity in the fixed income markets that has occurred in recent years has the potential to decrease the liquidity of the Fund’s investments. Liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets.

•	Short Sales Risk. The Fund and the CEFs, Mutual Funds and ETFs held by the Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. In connection with a short sale of a security or other instrument, the Fund is subject to the risk that instead of declining, the price of the security or other instrument sold short will rise, and thus, the Fund may experience a loss. Furthermore, until the Fund replaces a security borrowed, or sold short, it must pay to the lender amounts equal to any dividends that accrue during the period of the short sale. In addition, the Fund will incur certain transaction fees associated with short selling.

•	Futures Risk. Use of futures contracts by the Fund or the CEFs, Mutual Funds and ETFs held by the Fund may cause the value of the Fund’s shares to be more volatile. The Fund’s use of futures contracts (and related options) expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for securities. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the futures and the price of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the Fund’s initial investment in such contracts. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid, and as a result, the Fund may be unable to close out its futures contracts at a time that is advantageous.

•	Derivatives Risk. The Fund and the CEFs, Mutual Funds and ETFs held by the Fund may use derivative instruments in addition to futures. Derivatives derive their value from the value of an underlying security, currency, or index. Major types of derivatives include futures, options, swaps and forward contracts. Derivative instruments involve risks different from direct investments in the underlying assets, including imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; risks that the transactions may result in income that is not exempt from federal income tax; and risks that the transactions may not be liquid.

•	Options Risk. Purchasing and writing options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities. If the Fund is not able to sell an option held in its portfolio, it would have to exercise the option to realize any profit and would incur transaction costs upon the purchase or sale of the underlying securities. Ownership of options involves the payment of premiums, which may adversely affect the Fund’s performance. To the extent that the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

•	Swaps Risk. The Fund or the CEFs, Mutual Funds and ETFs held by the Fund may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or “swaps.” Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value. Swaps may also be considered illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	Risk is inherent in all investing and you could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Class T Shares were not offered during the periods shown and therefore no performance for Class T Shares is provided. Updated performance information is available at the Fund’s website, www.libertystreetfunds.com, or by calling the Fund at (800) 207-7108. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Institutional Class shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 207-7108
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.libertystreetfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar-Year Total Return (before taxes) – Institutional Class Shares For each calendar year at NAV
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Institutional Class Shares
Highest Calendar Quarter Return at NAV	8.75%	Quarter Ended 03/31/2019
Lowest Calendar Quarter Return at NAV	(6.26)%	Quarter Ended 12/31/2016

The year-to-date return for the Fund as of March 30, 2020 was (11.47)%.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for Periods Ended December 31, 2019)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.
Robinson Tax Advantaged Income Fund | Class A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ROBAX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%	[7]
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Wire Fee	imst_WireFee	$ 20
Overnight Check Delivery Fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.06%
Dividends and interest expense in short sales	rr_Component2OtherExpensesOverAssets	0.01%
All other expenses	rr_Component3OtherExpensesOverAssets	0.31%
Other expenses	rr_OtherExpensesOverAssets	0.38%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.10%	[4]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[9]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.98%	[4],[9]
One Year	rr_ExpenseExampleYear01	$ 665
Three Years	rr_ExpenseExampleYear03	1,285
Five Years	rr_ExpenseExampleYear05	1,929
Ten Years	rr_ExpenseExampleYear10	$ 3,650
1 Year	rr_AverageAnnualReturnYear01	10.58%
5 Years	rr_AverageAnnualReturnYear05	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
Robinson Tax Advantaged Income Fund | Class C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ROBCX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[8]
Wire Fee	imst_WireFee	$ 20
Overnight Check Delivery Fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.06%
Dividends and interest expense in short sales	rr_Component2OtherExpensesOverAssets	0.01%
All other expenses	rr_Component3OtherExpensesOverAssets	0.31%
Other expenses	rr_OtherExpensesOverAssets	0.38%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.85%	[4]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[9]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	3.73%	[4],[9]
One Year	rr_ExpenseExampleYear01	$ 477
Three Years	rr_ExpenseExampleYear03	1,164
Five Years	rr_ExpenseExampleYear05	1,971
Ten Years	rr_ExpenseExampleYear10	4,071
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	375
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,164
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,971
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,071
1 Year	rr_AverageAnnualReturnYear01	13.08%
5 Years	rr_AverageAnnualReturnYear05	2.67%
Since Inception	rr_AverageAnnualReturnSinceInception	2.78%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
Robinson Tax Advantaged Income Fund | Class T Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ROBDX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Fee	imst_WireFee	$ 20
Overnight Check Delivery Fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.06%
Dividends and interest expense in short sales	rr_Component2OtherExpensesOverAssets	0.01%
All other expenses	rr_Component3OtherExpensesOverAssets	0.31%
Other expenses	rr_OtherExpensesOverAssets	0.38%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.10%	[4]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[9]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.98%	[4],[9]
One Year	rr_ExpenseExampleYear01	$ 543
Three Years	rr_ExpenseExampleYear03	1,172
Five Years	rr_ExpenseExampleYear05	1,825
Ten Years	rr_ExpenseExampleYear10	$ 3,568
Robinson Tax Advantaged Income Fund | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ROBNX
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Wire Fee	imst_WireFee	$ 20
Overnight Check Delivery Fee	imst_OvernightCheckDeliveryFee	25
Retirement account fees (annual maintenance fee)	rr_ShareholderFeeOther	$ 15
Management fees	rr_ManagementFeesOverAssets	1.10%
Distribution and service (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder service fee	rr_Component1OtherExpensesOverAssets	0.06%
Dividends and interest expense in short sales	rr_Component2OtherExpensesOverAssets	0.01%
All other expenses	rr_Component3OtherExpensesOverAssets	0.31%
Other expenses	rr_OtherExpensesOverAssets	0.38%	[3]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	1.37%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.85%	[4]
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[9]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.73%	[4],[9]
One Year	rr_ExpenseExampleYear01	$ 276
Three Years	rr_ExpenseExampleYear03	872
Five Years	rr_ExpenseExampleYear05	1,493
Ten Years	rr_ExpenseExampleYear10	$ 3,167
Annual Return 2015	rr_AnnualReturn2015	5.58%
Annual Return 2016	rr_AnnualReturn2016	0.90%
Annual Return 2017	rr_AnnualReturn2017	4.98%
Annual Return 2018	rr_AnnualReturn2018	(6.19%)
Annual Return 2019	rr_AnnualReturn2019	15.11%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(11.47%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Calendar Quarter Return at NAV
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2019
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Calendar Quarter Return at NAV
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.26%)
1 Year	rr_AverageAnnualReturnYear01	15.11%
5 Years	rr_AverageAnnualReturnYear05	3.68%
Since Inception	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014
Robinson Tax Advantaged Income Fund | After Taxes on Distributions | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	15.09%	[10]
5 Years	rr_AverageAnnualReturnYear05	3.55%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	3.67%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014	[10]
Robinson Tax Advantaged Income Fund | After Taxes on Distributions and Sales | Institutional Class Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	10.39%	[10]
5 Years	rr_AverageAnnualReturnYear05	3.71%	[10]
Since Inception	rr_AverageAnnualReturnSinceInception	3.82%	[10]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014	[10]
Robinson Tax Advantaged Income Fund | Bloomberg Barclays Global Aggregate Credit Index (Reflects No Deductions for Fees, Expenses or Taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	5.23%
5 Years	rr_AverageAnnualReturnYear05	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	2.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2014

[1]	No initial sales charge is applied to purchases of $1 million or more.
[2]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain Class A Share purchases of $1 million or more that are redeemed in whole or in part within 12 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of the date of purchase.
[3]	Other expenses for Class T shares are estimated for the current fiscal year, based on current expenses for the existing share classes.
[4]	The total annual fund operating expenses and total annual fund operating expenses after fee waiver and/or expense reimbursements do not correlate to the ratio of expense to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[5]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35%, 1.60% and 1.35% of the average daily net assets of the Class A Shares, Class C Shares, Class T Shares and Institutional Shares, respectively. Class T Shares were not offered prior to May 1, 2020. This agreement is in effect until April 30, 2021, and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[6]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.
[7]	No initial sales charge is applied to purchases of $500,000 or more.
[8]	A contingent deferred sales charge ("CDSC") of 1.00% will be charged on certain Class A Share purchases of $500,000 or more that are redeemed in whole or in part within 18 months of the date of purchase. A CDSC of 1.00% will be charged on Class C Share purchases that are redeemed in whole or in part within 12 months of the date of purchase.
[9]	The Fund's advisor has contractually agreed to waive its fees and/or pay for operating expenses of the Fund to ensure that total annual fund operating expenses (excluding, as applicable, taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation expenses) do not exceed 1.60%, 2.35%, 1.60% and 1.35% of the average daily net assets of the Class A Shares, Class C Shares, Class T Shares and Institutional Class Shares, respectively. Class T Shares were not offered prior to May 1, 2020. This agreement is in effect until April 30, 2021, and may be terminated before that date only by the Trust's Board of Trustees. The Fund's advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund's annual expense ratio to exceed the lesser of (a) the expense limitation in effect at the time such fees were waived or payments made, or (b) the expense limitation in effect at the time of the reimbursement.
[10]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After–tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Institutional Class shares only and after-tax returns for classes other than Institutional Class shares will vary from returns shown for Institutional Class shares.